RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]

26. RELATED PARTY TRANSACTIONS

          The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related parties	Relationship with the Group

China Hydro LLC	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the CEO
China Carbon Investment Consulting, Ltd.	A company controlled by the CEO
China Silicon Zhuo-Xin Investment Consulting, Ltd.	A company controlled by the CEO
Sanming City Chenyang Hydropower Co., Ltd.	Noncontrolling interest in Wangkeng before January 14, 2011
Henan Lantian Group Co., Ltd.	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.	Noncontrolling interest in Jintang and Jinwei

(a) The Company had the following related party transactions during the years presented:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	75	98	90

	75	98	90

          During the years ended December 31, 2009, 2010 and 2011, Kuhns Brothers, Inc. paid US$75, $98 and $90 of miscellaneous expenses on behalf of the Company, respectively. The amounts were fully repaid by the Company as of December 31, 2011.

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Rental for office space provided by:
Kuhns Brothers, Inc.	288	288	288

	288	288	288

Fees for financial advisory services provided by:
Kuhns Brothers, Inc.	200	—	—

	200	—	—

          During the years ended December 31, 2009, 2010 and 2011, the Company rented office space from the Kuhns Brothers, Inc. and incurred rental expenses of US$288, US$288 and US$288, respectively.

          During the year ended December 31, 2009, the Company paid US$200 to Kuhns Brothers, Inc. as consideration for its financial advisory services in connection with Series C convertible redeemable preferred shares offering.

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Loans from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	—	2,247	—
Xiamen Youen Hydropower Development Co., Ltd.	—	—	1,263

	—	2,247	1,263

Prepayment to related parties for acquisition of noncontrolling interest:
Sanming City Chenyang Hydropower Co., Ltd.	—	4,643	—

Prepayments to related parties for hydroelectric project construction:
Henan Lantian Group Co., Ltd.	—	1,251	—

          During the year ended December 31, 2010, the Company obtained short-term borrowings amounted to US$2,247 from Sanming City Chenyang Hydropower Co., Ltd. The short-term loans are unsecured, interest-free and repayable on demand. The amounts were fully repaid as of December 31, 2011. During the year ended December 31, 2011, the Company obtained short-term borrowings amounted to US$1,263 from Xiamen Youen Hydropower Development Co., Ltd. The short-term loans are unsecured, interest-free and repayable on demand.

          During the year ended December 31, 2010, Fujian Huabang made a prepayment of US$4,643 to Sanming City Chenyang Hydropower Co., Ltd. for the acquisition of the remaining 10% noncontrolling interest in Wangkeng. The acquisition was completed in January 2011.

          During the year ended December 31, 2010, the Company made a payment of US$1,251 on behalf of Henan Lantian Group Co., Ltd., the noncontrolling shareholder of Wuyue, for the construction of Wuyue’s hydroelectric project.

(b) The Company had the following related party balances as of December 31, 2010 and 2011:

	December 31,

	2010	2011

	US$	US$

Amounts due from related parties:
Sanming City Chenyang Hydropower Co., Ltd.	4,680	—
Henan Lantian Group Co., Ltd.	1,270	1,334

	5,950	1,334

Less: Allowance for doubtful accounts	—	(1,334)

	5,950	—

Amounts due to related parties:
Sanming City Chenyang Hydropower Co., Ltd.	2,514	—
Kuhns Brothers, Inc.	4	4
Nanping City Xingshui Co., Ltd.	1,419	1,490
Xiamen Youen Hydropower Development Co., Ltd.	8,929	10,680

	12,866	12,174

          Amounts due from related parties as of December 31, 2011 mainly represents payments made on behalf of Henan Lantian Group Co., Ltd. by the Company for the construction of Wuyue’s hydroelectric project in 2010. During the year ended December 31, 2011, the Company decided to abandon the construction of Wuyue’s hydroelectric project. As a result the Company made a full bad debt provision of US$1,344.

          All balances with related parties as of December 31, 2011 are unsecured, interest-free and repayable on demand.